Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

The Company evaluated subsequent events (other than those disclosed above), until the date these interim condensed consolidated financial statements were available to be issued.

(a) On July 6, 2022, the Company acquired its newbuilding DP2 shuttle tanker Porto.

(b)  On August 1, 2022, the Company paid dividends of $0.59375 per share on its 9.50% Series F Preferred Shares.

(c) On August 17, 2022, the Company sold its panamax tanker, Inca , for net proceeds of $11,760.

(d) On August 29, 2022, the Company paid dividends of $0.54687 per share on its 8.75% Series D Preferred Shares and $0.57812 per share on its 9.25% Series E Preferred Shares, respectively.

(e)  On September 14, 2022, the Company declared a dividend of $0.15 per common share, payable in December 2022.

(f) On September 1, 2022, the Company’s subsidiary, Shyris Shipping, paid dividends aggregating $802.1 on the Shyris Shipping Preferred Shares.